SHAREHOLDERS' EQUITY (Outstanding Warrants and Rights) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
April 24, 2013, One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Apr. 24, 2013
Outstanding and exercisable | shares	135,537
Exercise price | $ / shares	$ 3.49
Exercisable through	Jul. 02, 2016
April 24, 2013, Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Apr. 24, 2013
Outstanding and exercisable | shares	175,448
Exercise price | $ / shares	$ 3.49
Exercisable through	Apr. 23, 2016